CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 215.4	$ 190.1	$ 316.9
Other comprehensive (loss) income, before tax:
Foreign currency translation adjustment	43.6	(49.5)	18.1
Pension and other postretirement benefits:
Net actuarial loss	(111.6)	(158.7)	(47.8)
Prior service credit (cost)		34.1	(1.0)
Amortization of net actuarial loss	20.3	14.3	24.1
Amortization of prior service credit	(4.0)	(1.7)	(0.7)
Amortization of transition asset	(0.5)	(0.5)	(0.5)
Recognition of settlement or curtailment loss (gain)	0.6	(0.1)	4.8
Derivative financial instruments:
Losses recognized on cash flow hedges	(1.8)	(3.0)	(9.1)
Losses reclassified to net income	9.7	6.4	12.3
Other comprehensive (loss) income, before tax	(43.7)	(158.7)	0.2
Income tax benefit related to items of other comprehensive income	(28.9)	(38.4)	(2.1)
Other comprehensive (loss) income, net of tax	(14.8)	(120.3)	2.3
Total comprehensive income, net of tax	$ 200.6	$ 69.8	$ 319.2